WPG Partners Select Small Cap Value Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Communication Services - 4.6%
Cars.com, Inc. (a)	152,362	$1,561,711
Vimeo, Inc. (a)	1,042,837	4,546,769
Vivid Seats, Inc. - Class A (a)	786,123	1,226,352
		7,334,832

Consumer Discretionary - 11.0%
Bath & Body Works, Inc.	44,130	1,240,936
Denny's Corp. (a)	596,389	2,278,206
Gildan Activewear, Inc.	61,072	2,845,955
Holley, Inc. (a)	614,099	1,191,352
Matthews International Corp. - Class A	125,944	2,701,499
National Vision Holdings, Inc. (a)	178,806	3,542,147
Tri Pointe Homes, Inc. (a)	126,392	3,726,036
		17,526,131

Consumer Staples - 0.5%
Grocery Outlet Holding Corp. (a)	54,721	743,111

Energy - 4.5%
BKV Corp. (a)	165,272	3,553,348
Expro Group Holdings NV (a)	201,536	1,676,780
Viper Energy, Inc.	48,241	1,914,685
		7,144,813

Financials - 15.2%
BGC Group, Inc. - Class A	619,901	5,752,681
Kemper Corp.	104,744	6,675,335
National Bank Holdings Corp. - Class A	62,626	2,263,930
Perella Weinberg Partners	87,275	1,515,967
Prosperity Bancshares, Inc.	75,967	5,291,102
Webster Financial Corp.	55,488	2,856,522
		24,355,537

Health Care - 9.6%
Enovis Corp. (a)	196,482	6,149,887
Innoviva, Inc. (a)	151,298	2,960,902
Teleflex, Inc.	51,030	6,239,438
		15,350,227

Industrials - 17.8%
Air Lease Corp.	85,341	4,916,495
BrightView Holdings, Inc. (a)	157,412	2,452,479
Custom Truck One Source, Inc. (a)	835,062	3,590,766
Matrix Service Co. (a)	122,927	1,502,168
Maximus, Inc.	27,833	2,018,171
MYR Group, Inc. (a)	20,454	3,208,210
Proficient Auto Logistics, Inc. (a)	316,179	2,548,403
TAT Technologies Ltd. (a)	55,693	1,449,689
TrueBlue, Inc. (a)	72,360	434,160
Tutor Perini Corp. (a)	172,431	6,359,255
		28,479,796

Information Technology - 13.2%
8x8, Inc. (a)	1,212,879	1,989,122
Alpha & Omega Semiconductor Ltd. (a)	191,609	4,065,943
NCR Voyix Corp. (a)	469,665	5,208,585
Silicon Motion Technology Corp. - ADR	100,646	6,159,535
Teradata Corp. (a)	93,823	2,060,353
Tower Semiconductor Ltd. (a)	39,394	1,553,699
		21,037,237

Materials - 8.7%
Century Aluminum Co. (a)	194,225	3,008,545
ERO Copper Corp. (a)	165,988	2,342,090
Ferroglobe PLC	140,376	509,565
Huntsman Corp.	198,200	2,207,948
Kronos Worldwide, Inc.	384,157	2,431,714
Mosaic Co., (The)	49,021	1,771,619
thyssenkrupp AG	171,286	1,668,035
		13,939,516

Real Estate - 6.3%
Brixmor Property Group, Inc.	97,242	2,470,919
Broadstone Net Lease, Inc.	285,846	4,547,810
Newmark Group, Inc. - Class A	279,223	3,074,245
		10,092,974

Utilities - 2.7%
Portland General Electric Co.	100,147	4,246,233
TOTAL COMMON STOCKS (Cost $153,762,260)		150,250,407

TOTAL INVESTMENTS - 94.1% (Cost $153,762,260)		150,250,407
Other Assets in Excess of Liabilities - 5.9%		9,447,155
TOTAL NET ASSETS - 100.0%		$159,697,562

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

WPG Partners Select Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$148,582,372	$1,668,035	$–	$150,250,407
Total Investments	$148,582,372	$1,668,035	$–	$150,250,407

Refer to the Schedule of Investments for further disaggregation of investment categories.